Organization and Description of Business (Details) - USD ($)		1 Months Ended
	Mar. 10, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2020	Jun. 03, 2020	May 07, 2020	Aug. 20, 2018
Organization and Description of Business (Textual)
Ordinary shares issued			56,551,811	25,623,822
Color China [Member]
Organization and Description of Business (Textual)
Ordinary shares issued					4,633,333	4,633,333
Aggregate payment to sellers						$ 2,000,000
BVI-ACM [Member]
Organization and Description of Business (Textual)
Percentage of ordinary shares held		5.00%
Payments to related party		$ 600,000
Cash consideration paid		$ 600,000
China ACM [Member]
Organization and Description of Business (Textual)
Ownership percentage	100.00%						100.00%
CACM Group [Member]
Organization and Description of Business (Textual)
Net profits or loss percentage	80.00%
Baydolphin [Member]
Organization and Description of Business (Textual)
Ownership percentage	100.00%
Net profits or loss percentage	20.00%